Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Total trading securities	$ 112,664	$ 85,474
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	11,173	13,003
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	7,615	10,159
United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	8,604	7,164
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	9,282	6,443
Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	65,450	39,700
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	10,540	9,005
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	39,904	33,334
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	41,372	29,734
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	2,993	1,409
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	28,395	20,997
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	6,574	4,821
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,338	1,500
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	810	859
Within 3 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	455	514
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,237	1,353
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	734	595
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,246	2,711
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	606	620
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	378	322
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	4,344	1,168
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	5,921	9,182
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,097	4,040
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	944	876
Three to 12 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	306	1,574
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,047	1,042
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,527	1,650
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,429	5,222
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,085	2,414
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	458	119
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,949	1,427
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	21,224	17,591
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,990	4,781
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,257	2,122
One to 5 years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	6,013	3,348
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,655	2,452
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	6,309	4,888
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	8,042	5,901
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	8,802	7,105
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,494	538
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	2,886	4,047
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	6,159	8,248
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,363	863
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	687	3,425
Five to ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,627	1,602
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,084	1,155
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,398	1,203
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,595	4,798
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,462	2,377
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	96	21
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,006	1,052
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	7,324	5,848
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,385	1,819
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,917	2,877
Over ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	203	126
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	259	441
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	560	585
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	6,602	4,972
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	465	523
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	60	4
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	197	349
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	65,462	39,784
No specific maturity [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	65,450	39,700
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	12	84
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	18,990	9,730
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	27,952	16,695
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	507	405
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 18,013	$ 12,954